Equity Method Investments (Tables)	6 Months Ended
Jun. 30, 2025
Equity method investments [Abstract]
Equity Method Investments
The Company holds investments in certain companies that are accounted for pursuant to the equity method. As of June 30, 2025, the Company held the following ownership interests in the outstanding common stock of entities which are significant from the Company’s perspective:
	Period Ended
	December 31, 2024		June 30, 2025
Equity method investments	Ownership interest	Carrying amount	Ownership interest	Carrying amount
Wilhelmsen Ahrenkiel Ship Management GmbH & Co. KG	50.0%	$17,808,231	50.0%	$20,317,954
BB Amstel B.V.	41.5%	7,443,176	41.5%	8,343,695
MPC Caribbean Clean Energy Limited, Barbados	22.2%	5,032,570	22.2%	5,658,476
Barber Ship Management Germany GmbH & Co. KG	50.0%	3,922,745	50.0%	4,391,583
BestShip GmbH & Cie. KG	-	-	50.0%	3,651,166
Other	-	16,297,000	-	9,395,790
Total	-	$50,503,722	-	$51,758,664
As of June 30, 2025, the Company also held the following ownership interests in the outstanding common stock of entities and for which the fair value option was elected:
	Period Ended
	December 31, 2024		June 30, 2025
Equity method investments measured at fair value	Ownership interest	Carrying amount	Ownership interest	Carrying amount
MPC Container Ships ASA	13.7%	111,586,255	17.14%	117,930,189
MPC Energy Solutions NV	20.5%	3,868,793	20.5%	$4,548,760
Total		115,455,048	-	$122,478,949

Equity method investments measured at fair value
Balance December 31, 2024	$115,455,048
Equity securities acquired	21,523,683
Unrealized loss on equity method investments revalued at fair value at end of the period	(24,814,649)
Unrealized foreign exchange loss from equity method investments measured at fair value (1i)	(1,084,348)
Unrealized foreign exchange gain from equity method investments measured at fair value – OCI portion- (1ii)	11,399,215
Balance June 30, 2025	$122,478,949

(1)
The amount presented includes foreign exchange differences arising from (i) translation into the functional currency to reflect the end-of-period exchange rates and any gains or losses are included in the unaudited interim condensed consolidated statements of comprehensive income and (ii) translation of the accounts of foreign subsidiaries with non-USD functional currencies and the resulting cumulative translation adjustments are recorded in Other Comprehensive Income (OCI) in the unaudited interim condensed consolidated statements of comprehensive income and accumulated in Accumulated Other Comprehensive Income (AOCI) within equity.

For those equity method investments that are considered significant for the interim financial statements from the Company’s perspective, summarized consolidated financial information is provided below.

MPC Container Ships ASA (in thousands)	June 30, 2025
Current assets	$415,198
Non-current assets	1,035,675
Current liabilities	140,312
Non-current liabilities	431,343
Market value (June 30, 2025)	699,390
Revenue	264,958
Net income	137,844
Total comprehensive income	$137,432